Investment Strategy	Apr. 10, 2026
ANFIELD ENHANCED MARKET STRATEGY ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Enhanced Market Strategy Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, in securities represented in, or instruments related or linked to, established indices that measure the performance of large-cap segments of the U.S. equity markets, including the S&P 500 Total Return Index (“S&P 500 Index”). The Fund may invest in various types of U.S. broad-based equity market linked derivatives including, but not limited to, long and short positions in futures, options, combinations of long and short standardized call and put options contracts on the S&P 500 Index or directly in equity securities of companies listed on, or indirectly in open-end investment companies tracking, the S&P 500 Index, and fixed income securities, including U.S. Government-issued and corporate debt instruments. While the Fund will be primarily invested, directly or indirectly, in large capitalization companies, the Fund may also invest in medium capitalization companies. Under normal circumstances, the Fund’s overall investment strategy will generally be comprised of assets that provide risk-managed exposure to the S&P 500 Index through (i) the use of derivative instruments, (ii) a collateral portfolio comprised of short to intermediate maturity, investment grade quality fixed income instruments, and (iii) an actively managed portfolio of individual stocks of U.S. large capitalization companies.

The Fund’s use of derivatives may include call options on the S&P 500 Index and other U.S Large Cap market indices. A call option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any appreciation in the value of the reference index over a fixed price as of the valuation date of the option. The amount of call options that the Fund purchases depends on many market factors including but not limited to the volatility of the broad stock market and the S&P 500 Index or other U.S. Large Cap equity index and the interest rate environment which determines how much income can be earned on the Fund’s collateral portfolio.

Options purchased by the Fund may be exchange-traded, including Flexible Exchange Options (“FLEX Options”). FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”) and allow customization of terms such as exercise price, exercise style, and expiration date.

The Fund’s portfolio will generally be invested in the sectors that make up the S&P 500 Index, although additional positions may be included in the Fund’s securities. As of the date of this Prospectus, the S&P 500 Index, and therefore the Fund, will have significant exposure to the information technology sector.

The Fund typically will seek to gain long exposure to the S&P 500 Index in an amount, under normal circumstances, approximately equal to the notional amount of the Fund’s net assets. However, index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly. The Fund’s remaining assets that are not invested in derivatives or directly in equity securities, commonly referred to as the “collateral” of the Fund, support the derivatives exposures described above. This collateral is actively managed and primarily invested in liquid short-to-intermediate term debt securities and instruments (rated B3/B- or better at purchase), including U.S. Treasury and Government Agency securities, commercial paper, corporate bonds, Agency and Non-Agency MBS, and structured debt such as collateralized loan obligations. The portion of the Fund’s portfolio invested in such fixed income and debt instruments will be over and above any required margin collateral on the Fund’s derivative investments. If sufficient fixed income and debt instruments are not available for investment, the Fund expects to invest the collateral in exchange-traded funds until such instruments become available to the Fund for investment. The Fund will use a quantitative, momentum-based methodology in selecting such individual positions. The strategy uses a multiple of price-based indicators to rank stocks based on their short- and longer-term trading history.

Although the Fund normally does not engage in any direct borrowing, leverage is inherent in the derivatives it trades. Leverage magnifies exposure to the swings in prices of the reference asset underlying a derivative and results in increased volatility, which means the Fund will generally have the potential for greater gains, as well as the potential for greater losses, than a fund that does not use derivatives.

ANFIELD UNIVERSAL FIXED INCOME ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Universal Fixed Income Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that normally invests at least 80% of its net assets, including any borrowings for investment purposes, in a diversified portfolio of fixed income instruments. The Fund is not managed relative to an index and has broad flexibility to allocate its assets across different types of securities and sectors of the fixed income markets. The principal investments of the Fund include corporate bonds, U.S. government and agency securities, master-limited partnerships (“MLPs”) (tied to energy-related commodities), preferred securities, private debt, foreign sovereign bonds, convertible securities, bank loans, mortgage-backed securities, and cash equivalent instruments. To a lesser extent, the Fund may invest in dividend-paying common stocks. The Fund may invest in structured products including mortgage-related and other asset-backed securities including residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and collateralized loan obligations (“CLOs”).

The Fund may invest in fixed income instruments with fixed or adjustable (floating) rates. The Fund does not seek to maintain any particular weighted average maturity or duration, and may invest in fixed income instruments of any maturity or duration. The Fund may invest in both investment grade and below investment grade (often referred to as “high yield” or “junk” bonds) securities, subject to a maximum of up to 50% of the Fund’s assets in below investment grade securities. The Fund will typically invest a substantial portion of the Fund’s investments in securities of issuers with a range of credit ratings that have stable or improving fundamentals. Securities of these issuers include secured bank loans and below investment grade bonds. The Fund may also engage in short sales when it believes a security is overvalued in the market. The Fund may invest without limit in U.S. and non-U.S. dollar-denominated securities of U.S. and foreign issuers. Depending on market conditions, the Fund may at times focus its investments in particular sectors or areas of the economy.

The Fund’s investment process includes both a top-down macroeconomic analysis and a bottom-up analysis of individual securities. In its evaluation of a potential investment, the Fund conducts a fundamental analysis of the individual issuer, reviews the valuation of the security and the relative valuations of similar securities, and analyzes the supply and demand for the security in the market. The Fund seeks to identify companies in stable and growing sectors of the economy that generate sufficient revenue to meet their debt obligations. The Fund will sell a portfolio holding when the security no longer meets its investment criteria or when a more attractive investment is available.

Options purchased by the Fund may be exchange-traded, including Flexible Exchange Options (“FLEX Options”). FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”) and allow customization of terms such as exercise price, exercise style, and expiration date.

The Fund may also engage in securities lending to generate income.

ANFIELD DYNAMIC FIXED INCOME ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Dynamic Fixed Income Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal circumstances, not less than 80% of the value of its net assets (plus the amount of borrowings for investment purposes) in fixed income investments. For purposes of the Fund’s 80% investment policy, the Fund defines fixed income investments to include any debt or debt-related securities, income producing securities, and other instruments or evidences of indebtedness, including bonds, bills, notes (including structured notes), loans, money market instruments, mortgage- and asset-backed securities, and derivative instruments related thereto, as well as shares of other investment companies, such as ETFs and mutual funds, that invest primarily in fixed income investments.

The Fund is not managed relative to any index and may allocate its assets among sectors and issuers across the global debt markets, including corporate bonds, U.S. government and agency securities, private debt, foreign sovereign bonds, convertible securities, bank loans, asset-backed securities, mortgage-backed securities, and cash equivalent instruments. The Fund maintains broad flexibility to invest in fixed income instruments with fixed or adjustable (floating) rates and does not seek to maintain any particular weighted average maturity or duration. Investments may include both investment grade and below investment grade securities, sometimes referred to as high yield or junk bonds, subject to a maximum of 50% of the Fund’s assets in below investment grade securities. The Fund may invest in securities of issuers with a range of credit ratings that have stable or improving fundamentals, including secured bank loans and below investment grade bonds.

The Adviser applies a bottom-up security research process within a top-down economic framework, driven by proprietary fundamental research. Sector selection is determined by ongoing analysis of market opportunities and a broad economic outlook established through cyclical and secular forums, with an orientation toward capital preservation. The Fund’s portfolio construction emphasizes sector diversity to spread risk across multiple industries and companies and may de-emphasize sectors when fundamentals are poor, as measured by factors such as valuation, quality of earnings prospects, profit margins, and earnings. Portfolio holdings are sold when a sector reaches a target price or stop loss price, an investment thesis plays out, events fail to confirm the investment thesis, fundamentals deteriorate and change the risk-reward profile, or more attractive risk-adjusted return opportunities are identified.

The Fund may also invest in various types of derivatives, including exchange-listed and over-the-counter futures, options, forwards, and repurchase agreements. Derivatives may be used as a substitute for making direct investments in underlying instruments, to reduce certain exposures, or to hedge against market volatility and other risks. The use of derivatives may result in leverage, which magnifies exposure to price movements of the reference asset underlying a derivative and increases volatility, potentially resulting in greater gains or losses compared to a fund that does not use derivatives. The Fund’s investments denominated in foreign currencies may be hedged or unhedged on an opportunistic basis.

Options purchased by the Fund may be exchange-traded, including Flexible Exchange Options (“FLEX Options”). FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”) and allow customization of terms such as exercise price, exercise style, and expiration date.

The Fund may invest in issuers located in non-U.S. markets and may, through investments in Underlying Funds, have significant exposure to foreign (non-U.S.) securities.

The Fund may also engage in securities lending to generate income.

ANFIELD U.S. EQUITY SECTOR ROTATION ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the U.S. Equity Sector Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal circumstances, not less than 80% of the value of its net assets (plus the amount of borrowings for investment purposes) in the equity securities of U.S. companies. For purposes of the Fund’s 80% policy, the Fund defines U.S. equity securities as common stocks and preferred stocks of issuers of any market capitalization, convertible debt securities, American Depositary Receipts, real estate investment trusts, derivative instruments related thereto (which may include futures, options, or other derivative instruments), and shares of other investment companies, such as ETFs and mutual funds, that invest primarily in U.S. equity securities (“Underlying Funds”).

The Adviser applies a macroeconomic and asset cycle investing methodology, combining top-down analysis of macroeconomic conditions with proprietary forecasting tools to assess sector rankings and guide periodic portfolio adjustments. Portfolio rebalancing may occur quarterly or at other intervals in response to material changes in economic or market conditions. The Fund’s portfolio generally consists of equity securities of large-cap issuers representing sectors included in the S&P 500 Index, but investments may be made in any sector or industry and in issuers of any market capitalization. Sector and issuer weightings are determined based on the Adviser’s assessment of market and sector outlooks and depending on market conditions, the Fund may at times focus its investments in particular sectors or areas of the economy.

Security selection is based on annual reviews of the investment universe, evaluating economic, political, and market conditions, and is supplemented by ongoing monitoring for significant developments. Allocations may be increased to sectors and issuers assessed to have higher potential for return during periods of relative economic strength, while exposures may be reduced or cash allocations increased in response to weakening market or economic environments. Tactical portfolio adjustments are informed by proprietary analysis of fundamental, business cycle, and technical factors. Portfolio holdings may be sold when securities no longer meet the Fund’s investment criteria or when alternative investments are deemed more favorable.

Options purchased by the Fund may be exchange-traded, including Flexible Exchange Options (“FLEX Options”). FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”) and allow customization of terms such as exercise price, exercise style, and expiration date.

The Fund may invest in equity securities of companies of any size capitalization, although it expects to primarily invest in large capitalization companies. The Fund considers a large market capitalization company to be a company with a market capitalization within the range of one or more companies in the S&P 500 Index at the time of purchase.

The Fund may engage in active and frequent trading in order to pursue its investment objective. For the purpose of achieving income, the Fund may engage in securities lending.

REGENTS PARK HEDGED MARKET STRATEGY ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Hedged Market Strategy Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, in equity securities represented in, or instruments related or linked to, the S&P 500 Price Index (“S&P 500 Index”). The Fund may invest in various types of U.S. broad equity market linked derivatives including, but not limited to, long and short positions in futures and options, combinations of long and short standardized call and put options contracts on the S&P 500 Index (or other U.S. Large Cap equity market indices), or directly in equity securities of companies listed on, or indirectly in open-end investment companies tracking, the S&P 500 Index (or other U.S. Large Cap equity market indices).

The Fund’s Adviser determines the amount of the Fund’s portfolio to be invested directly in a basket of equity securities that is correlated to the overall performance of the S&P 500 Index and in equity market index derivatives based on its assessment of their relative valuations. Generally, the Fund will purchase equity market index derivatives when the Adviser believes equity index derivatives are fairly valued or undervalued relative to the applicable index, and purchase equity securities when it deems equity index derivatives are overvalued relative to equity securities.

The Fund also structures its investments with a view towards hedging the Fund’s portfolio in an effort to mitigate against losses incurred during market declines. The cost of such hedging limits the amount of upside market participation the Fund’s portfolio is able to achieve.

The Fund may invest in moderately “out of the money” standard option put contracts (“put options”). An “out of the money” option is one that has no intrinsic value, only extrinsic value; and an option is “out of the money” if its strike price is lower than the market price of the underlying reference asset. A put option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any depreciation in the value of the reference index below a fixed price as of the valuation date of the option. The put options allow the Adviser to put some or all of the notional value of the Fund’s assets to another party, at a pre-specified price which limits the Fund’s exposure to declines in the S&P 500 Index or other U.S. Large Cap equity market indices. In addition, the Fund may sell put options on the S&P 500 Index or another U.S. Large Cap equity market index with strike prices closer to or equal to the S&P 500 Index value with a view towards generating option premium income to the Fund.

The Fund may also purchase standard call options on the S&P 500 Index and may purchase standard call options on other U.S Large Cap market indices. A call option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any appreciation in the value of the reference index over a fixed price as of the valuation date of the option. The amount of call options that the Fund purchases depends on many market factors including but not limited to the volatility of the broad stock market and the S&P 500 Index or other U.S. Large Cap equity index and the interest rate environment which determines how much income can be earned on the Fund’s collateral portfolio.

Options purchased by the Fund may be exchange-traded, including Flexible Exchange Options (“FLEX Options”). FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”) and allow customization of terms such as exercise price, exercise style, and expiration date.

The Fund uses derivatives in addition to or in place of S&P 500 Index stocks to attempt to equal or exceed the daily performance of the S&P 500 Index. The value of S&P 500 Index derivatives should closely track changes in the value of the S&P 500 Index. The Fund typically will seek to gain long exposure to the S&P 500 Index in an amount, under normal circumstances, approximately equal to the Fund’s net assets. However, index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly. The Fund’s remaining assets that are not invested in derivatives or directly in equity securities, commonly referred to as the “collateral” of Fund, support the derivatives exposures described above. This collateral is actively managed and primarily invested in liquid short-to-intermediate term debt securities and instruments (rated B3/B- or better at purchase), including U.S. Treasury and Government Agency securities, commercial paper, corporate bonds, Agency and Non-Agency MBS, and structured debt such as collateralized loan obligations. The portion of the Fund’s portfolio invested in such fixed income and debt instruments will be over and above any required margin collateral on the Fund’s derivative investments. If sufficient fixed income and debt instruments are not available for investment, the Fund expects to invest the collateral in exchange-traded funds until such instruments become available to the Fund for investment.

The Adviser also may elect to use a portion of Fund assets over and above the net amount required for derivatives margin requirements and any net proceeds from the purchase and sale of derivatives, to purchase additional stock market exposure through various instruments that are linked to or consist directly of stocks in the U.S. Large Cap equity market indices, if in its estimation the potential for additional upside return capture is worth the risk, or to manage the timing of portfolio income from collateral versus establishing the desired upside Index capture ratio (i.e., the percentage of additional market exposure that the Adviser elects to purchase).

Although the Fund normally does not engage in any direct borrowing, leverage is inherent in the derivatives it trades. Leverage magnifies exposure to the swings in prices of the reference asset underlying a derivative and results in increased volatility, which means the Fund will generally have the potential for greater gains, as well as the potential for greater losses, than a fund that does not use derivatives.